Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Key Financial Information Regarding the Operating Single Segment

For the June 30, 2025 and 2024, the key financial information regarding the operating single segment comprise the following:

	June 30, 2025	June 30, 2024
Revenue	14,326,434	8,408,711
-Cost of revenue	(7,367,528)	(9,886,487)
-General and administrative expenses	(12,184,292)	(9,053,084)
-Selling and marketing expenses	(3,067,288)	(6,461,905)
-Research and development expenses	(1,111,242)	(611,317)
-Other expense	(3,339,127)	(1,598,658)
-Other income	204,889	984,015
-Financial income	232,832	558,718
-Financial expense	(6,973,189)	(4,208,923)
Segment Loss Before Income Tax Expense	(19,278,511)	(21,868,930)
Loss Before Income Tax Expense	(19,278,511)	(21,868,930)